Taxation - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income tax expense benefits [line items]
Income taxes paid, classified as operating activities	£ 1,300	£ 1,300
Current tax expense (income), related to Pillar Two income taxes	6
Provisions for uncertain tax position	636	584
Deferred tax liabilities	382	311
Unremitted profits	18,000	18,000
Unremitted profits for which deferred tax not provided	696	869
Deferred tax assets recognized on trading losses	2,449	1,994
Overseas
Income tax expense benefits [line items]
Deferred tax liabilities	159	165
UK current year charge
Income tax expense benefits [line items]
Payments of corporation tax	£ 106	£ 205